Related Party Debt (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2015
Related Party Transaction [Line Items]
Related party debt outstanding	$ 0		$ 0		$ 597,150,000	$ 1,747,363,000
Subordinated Debt | Subordinated Demand Promissory Notes | Affiliated Entity
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 1,800,000,000
Related party debt outstanding					478,500,000	1,700,000,000
Accrued interest					$ 118,700,000	$ 91,300,000
Interest rate					2.72%	2.12%
Interest expense	$ 0	$ 3,300,000	$ 4,100,000	$ 24,100,000	$ 27,400,000	$ 35,200,000	$ 25,600,000